Federated Hermes Government Obligations Fund Expense Example - Trust Shares [Member] - Federated Hermes Government Obligations Fund - TR	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 942